Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Details of Other Assets

The other assets as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Land use right (Note 5 (6))	85,239,597	—	—
Long-term prepaid game distribution license fee (Note 2 (14))	—	22,966,910	3,686,443
Others	—	4,876,667	782,759
Accumulated amortization	(4,057,405)	(2,302,242)	(369,535)

Other asset, net	81,182,192	25,541,335	4,099,667